INVENTORIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventories	$ 4,976,566	$ 6,796,254
Less: provision for slow moving inventories	(1,001,452)	(1,101,188)	$ (53,281)
Net inventories	3,975,114	5,695,066
Less: inventories, net, held for discontinued operations	0	(1,611,728)
Inventories, net, held for continuing operations	$ 3,975,114	$ 4,083,338